Allowance for Losses on Loans - Internally Assigned Grade (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 12,853,678	$ 12,201,387
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,798,966	5,711,004
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,890,668	1,597,996
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	624,479	602,631
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	155,204	124,308
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	102,036	104,405
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,385,125	1,303,148
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,452,168	1,434,610
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,140,874	1,093,360
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	130,852	144,850
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	173,306	85,075
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 12,728,537	$ 12,066,952
Total grade as a % of total gross loans	99.00%	98.90%
Pass | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 5,766,096	$ 5,671,229
Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,886,304	1,594,926
Pass | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	624,479	602,540
Pass | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	152,984	123,028
Pass | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	101,249	103,787
Pass | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,378,803	1,295,261
Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,421,602	1,391,996
Pass | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,093,405	1,054,972
Pass | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	130,330	144,229
Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	173,285	84,984
Special mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 27,197	$ 26,760
Total grade as a % of total gross loans	0.20%	0.20%
Special mention | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Special mention | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,937	0
Special mention | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	207
Special mention | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,633	5,795
Special mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,114	5,944
Special mention | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	16,513	14,814
Special mention | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 97,944	$ 107,675
Total grade as a % of total gross loans	0.80%	0.90%
Substandard | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 32,870	$ 39,775
Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,427	3,070
Substandard | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	91
Substandard | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,220	1,073
Substandard | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	787	618
Substandard | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,689	2,092
Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	23,452	36,670
Substandard | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	30,956	23,574
Substandard | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	522	621
Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	21	91
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Total grade as a % of total gross loans	0.00%	0.00%
Doubtful | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Total grade as a % of total gross loans	0.00%	0.00%
Loss | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Loss | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0